Mineral Property, Plant and Equipment - Disclosure of detailed information about mineral property (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Total	$ 422,721	$ 415,559	$ 410,132
Mineral Property [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property acquisition and interest costs	79,625	79,625
Mine plan and development	53,085	52,178
Environmental	149,275	146,094
Consulting and wages	64,299	61,653
Reclamation and remediation	44,914	44,584
Site activities	30,801	30,497
Mine equipment	78	78
Total	$ 422,077	$ 414,709	$ 409,356